Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Aerospace & Defense (24.2%)
	Boeing Co.	662,914	242,746
	United Technologies Corp.	1,016,497	150,787
	Lockheed Martin Corp.	315,085	123,208
	Raytheon Co.	345,426	75,103
	Northrop Grumman Corp.	199,338	70,121
	L3Harris Technologies Inc.	276,922	55,686
	General Dynamics Corp.	304,487	55,337
	TransDigm Group Inc.	59,591	33,794
*	Teledyne Technologies Inc.	45,060	15,410
	Arconic Inc.	491,714	15,223
	Textron Inc.	285,044	13,180
	Huntington Ingalls Industries Inc.	51,198	12,885
	Spirit AeroSystems Holdings Inc. Class A	128,520	11,180
	HEICO Corp. Class A	94,739	9,516
	Hexcel Corp.	105,499	8,401
	BWX Technologies Inc.	117,749	7,080
	Curtiss-Wright Corp.	50,359	6,915
	HEICO Corp.	53,167	6,906
*	Axon Enterprise Inc.	73,294	5,409
*	Mercury Systems Inc.	68,624	5,027
*	Aerojet Rocketdyne Holdings Inc.	87,964	3,888
	Moog Inc. Class A	40,394	3,469
	Cubic Corp.	36,847	2,194
*	Kratos Defense & Security Solutions Inc.	112,096	2,024
	AAR Corp.	41,524	1,856
	Triumph Group Inc.	62,053	1,720
*	AeroVironment Inc.	26,799	1,644
*	Parsons Corp.	30,745	1,231
*	Astronics Corp.	31,025	904
	Maxar Technologies Inc.	73,767	767
*	Wesco Aircraft Holdings Inc.	68,835	754
*	Ducommun Inc.	13,385	654
	National Presto Industries Inc.	6,159	548
	Park Aerospace Corp.	22,317	364
			945,931
Air Freight & Logistics (5.1%)
	United Parcel Service Inc. Class B	865,941	103,679
	FedEx Corp.	307,496	49,215
	Expeditors International of Washington Inc.	211,971	15,847
	CH Robinson Worldwide Inc.	168,194	12,926
*	XPO Logistics Inc.	114,199	9,443
	Forward Air Corp.	35,246	2,468
*	Hub Group Inc. Class A	41,376	2,113
*	Air Transport Services Group Inc.	73,592	1,811
*	Atlas Air Worldwide Holdings Inc.	31,752	828
*	Echo Global Logistics Inc.	34,063	682
*	Radiant Logistics Inc.	45,155	242
			199,254

Airlines (3.7%)
Delta Air Lines Inc.	725,619	41,585
Southwest Airlines Co.	599,923	34,580
* United Airlines Holdings Inc.	286,821	26,617
American Airlines Group Inc.	497,781	14,306
Alaska Air Group Inc.	152,790	10,544
* JetBlue Airways Corp.	366,919	7,070
SkyWest Inc.	63,053	3,950
* Spirit Airlines Inc.	84,974	3,320
Allegiant Travel Co. Class A	16,183	2,747
Hawaiian Holdings Inc.	58,563	1,774
		146,493
Building Products (4.1%)
Johnson Controls International plc	986,829	42,266
Masco Corp.	359,388	16,729
Allegion plc	115,968	13,920
Lennox International Inc.	43,316	11,082
Fortune Brands Home & Security Inc.	173,460	10,973
Owens Corning	134,753	9,037
AO Smith Corp.	171,330	8,292
* Trex Co. Inc.	72,382	6,229
Armstrong World Industries Inc.	57,251	5,497
Simpson Manufacturing Co. Inc.	49,889	4,051
Universal Forest Products Inc.	76,232	3,781
* Builders FirstSource Inc.	142,728	3,627
AAON Inc.	51,809	2,558
Advanced Drainage Systems Inc.	62,104	2,370
* Masonite International Corp.	30,939	2,221
* Gibraltar Industries Inc.	39,969	2,087
* American Woodmark Corp.	18,825	1,937
* JELD-WEN Holding Inc.	80,736	1,837
* Continental Building Products Inc.	42,909	1,579
* Resideo Technologies Inc.	150,952	1,476
* Patrick Industries Inc.	28,329	1,403
CSW Industrials Inc.	18,718	1,382
Apogee Enterprises Inc.	31,058	1,188
* PGT Innovations Inc.	72,623	1,044
Griffon Corp.	45,949	975
Quanex Building Products Corp.	40,544	789
* Cornerstone Building Brands Inc.	87,097	601
Insteel Industries Inc.	23,128	540
* Armstrong Flooring Inc.	26,673	107
		159,578
Commercial Services & Supplies (6.8%)
Waste Management Inc.	526,013	59,392
Waste Connections Inc.	327,111	29,620
Cintas Corp.	108,093	27,786
Republic Services Inc. Class A	278,212	24,664
* Copart Inc.	255,858	22,771
* IAA Inc.	165,337	7,495
* Stericycle Inc.	113,006	7,099
Rollins Inc.	182,357	6,538
Tetra Tech Inc.	67,717	5,979
Brink's Co.	62,036	5,769
MSA Safety Inc.	45,512	5,640
* Clean Harbors Inc.	65,727	5,432

UniFirst Corp.	19,047	3,928
Brady Corp. Class A	61,284	3,493
KAR Auction Services Inc.	165,350	3,492
Herman Miller Inc.	72,968	3,486
* Cimpress NV	26,314	3,372
ABM Industries Inc.	82,472	3,133
* Advanced Disposal Services Inc.	93,925	3,095
Deluxe Corp.	53,147	2,715
* Casella Waste Systems Inc. Class A	54,807	2,560
Healthcare Services Group Inc.	91,631	2,305
McGrath RentCorp	30,148	2,211
Covanta Holding Corp.	147,170	2,165
Mobile Mini Inc.	55,394	2,103
HNI Corp.	53,010	2,083
Steelcase Inc. Class A	110,475	2,002
Knoll Inc.	61,755	1,702
^ ADT Inc.	183,320	1,694
US Ecology Inc.	30,718	1,689
Viad Corp.	25,333	1,593
Matthews International Corp. Class A	39,107	1,500
* SP Plus Corp.	28,136	1,234
Interface Inc. Class A	72,334	1,214
ACCO Brands Corp.	121,120	1,108
Pitney Bowes Inc.	211,695	997
Kimball International Inc. Class B	45,678	977
Ennis Inc.	32,591	673
* BrightView Holdings Inc.	38,324	615
* Team Inc.	35,687	577
* Heritage-Crystal Clean Inc.	18,566	574
VSE Corp.	10,983	448
RR Donnelley & Sons Co.	85,372	339
Quad/Graphics Inc.	40,743	183
* Civeo Corp.	166,310	151
* PICO Holdings Inc.	25	—
LSC Communications Inc.	41	—
		267,596
Construction & Engineering (1.6%)
Jacobs Engineering Group Inc.	168,299	15,499
* AECOM	195,387	8,466
Quanta Services Inc.	176,168	7,336
EMCOR Group Inc.	69,446	6,176
* MasTec Inc.	75,556	5,012
Valmont Industries Inc.	26,766	3,831
Fluor Corp.	164,682	2,872
Comfort Systems USA Inc.	45,890	2,345
Arcosa Inc.	54,251	2,127
* Dycom Industries Inc.	38,813	2,020
Granite Construction Inc.	58,315	1,502
* WillScot Corp. Class A	67,938	1,207
Primoris Services Corp.	53,828	1,185
* Aegion Corp. Class A	37,985	823
* Tutor Perini Corp.	50,629	807
* MYR Group Inc.	20,828	716
Argan Inc.	17,177	629
* NV5 Global Inc.	12,736	612
* Construction Partners Inc. Class A	22,066	437
* Ameresco Inc. Class A	24,536	401

*	IES Holdings Inc.	9,944	216
			64,219
Electrical Equipment (5.7%)
	Emerson Electric Co.	762,996	56,355
	Eaton Corp. plc	521,077	48,200
	Rockwell Automation Inc.	145,188	28,434
	AMETEK Inc.	283,296	28,049
*	Sensata Technologies Holding plc	199,557	10,275
	Hubbell Inc. Class B	67,483	9,921
*	Generac Holdings Inc.	77,275	7,612
	Acuity Brands Inc.	49,471	6,470
	nVent Electric plc	188,512	4,658
	Regal Beloit Corp.	51,916	4,243
	EnerSys	52,794	3,705
*	Atkore International Group Inc.	57,685	2,407
	Encore Wire Corp.	26,065	1,521
*	Sunrun Inc.	94,689	1,314
	GrafTech International Ltd.	89,317	1,258
	AZZ Inc.	32,286	1,229
*,^	Plug Power Inc.	312,206	1,218
*	Thermon Group Holdings Inc.	40,599	1,065
*	Vicor Corp.	22,828	938
*	TPI Composites Inc.	35,031	632
*,^	Bloom Energy Corp. Class A	78,017	509
	Powell Industries Inc.	11,352	472
	Allied Motion Technologies Inc.	9,476	424
*	Vivint Solar Inc.	54,631	401
			221,310
Industrial Conglomerates (11.8%)
	Honeywell International Inc.	892,207	159,304
	General Electric Co.	10,822,843	121,973
	3M Co.	713,481	121,128
	Roper Technologies Inc.	129,018	46,494
	Carlisle Cos. Inc.	70,124	10,938
	Raven Industries Inc.	44,639	1,534
			461,371
Machinery (19.0%)
	Caterpillar Inc.	697,771	100,988
	Illinois Tool Works Inc.	401,221	69,945
	Deere & Co.	370,992	62,345
	Ingersoll-Rand plc	299,584	39,278
	PACCAR Inc.	429,704	34,965
	Cummins Inc.	186,018	34,015
	Parker-Hannifin Corp.	159,497	31,706
	Stanley Black & Decker Inc.	188,358	29,712
	Fortive Corp.	374,716	27,043
	Dover Corp.	180,555	20,128
	Westinghouse Air Brake Technologies Corp.	226,104	17,765
	Xylem Inc.	223,047	17,288
	IDEX Corp.	93,972	15,293
	Snap-on Inc.	68,455	10,984
	Nordson Corp.	64,143	10,637
	Toro Co.	131,870	10,310
	Graco Inc.	206,671	9,984
	Donaldson Co. Inc.	158,631	8,896
	Pentair plc	197,808	8,773

* WABCO Holdings Inc.	63,484	8,554
Woodward Inc.	68,995	8,058
* Middleby Corp.	68,984	7,986
Flowserve Corp.	163,350	7,955
Oshkosh Corp.	84,763	7,668
ITT Inc.	109,051	7,610
Allison Transmission Holdings Inc.	141,717	6,859
Lincoln Electric Holdings Inc.	72,738	6,711
AGCO Corp.	80,270	6,271
* Gardner Denver Holdings Inc.	164,395	5,568
* RBC Bearings Inc.	30,765	5,103
Crane Co.	59,286	4,925
Timken Co.	84,656	4,452
John Bean Technologies Corp.	39,291	4,304
* Rexnord Corp.	131,181	4,144
* Colfax Corp.	109,402	3,687
Kennametal Inc.	102,201	3,560
Barnes Group Inc.	59,599	3,528
Watts Water Technologies Inc. Class A	34,155	3,312
Albany International Corp. Class A	38,033	3,183
* Proto Labs Inc.	31,662	3,068
Hillenbrand Inc.	91,369	2,889
ESCO Technologies Inc.	32,279	2,843
Trinity Industries Inc.	134,559	2,831
* Welbilt Inc.	166,220	2,774
Franklin Electric Co. Inc.	48,761	2,705
Altra Industrial Motion Corp.	79,971	2,629
* SPX Corp.	54,576	2,608
* SPX FLOW Inc.	52,508	2,489
Terex Corp.	88,491	2,484
Federal Signal Corp.	74,406	2,451
* Chart Industries Inc.	42,121	2,325
* Meritor Inc.	91,740	2,316
* Harsco Corp.	99,846	2,222
Mueller Water Products Inc. Class A	195,035	2,200
Mueller Industries Inc.	66,371	2,083
* Evoqua Water Technologies Corp.	98,934	1,874
Actuant Corp. Class A	75,845	1,863
* Navistar International Corp.	55,409	1,809
* TriMas Corp.	55,752	1,727
EnPro Industries Inc.	24,426	1,622
Helios Technologies Inc.	35,843	1,605
Tennant Co.	21,455	1,598
Douglas Dynamics Inc.	28,098	1,520
Alamo Group Inc.	12,528	1,438
Kadant Inc.	13,945	1,358
Standex International Corp.	15,515	1,197
Lindsay Corp.	13,262	1,197
Columbus McKinnon Corp.	27,854	1,144
Greenbrier Cos. Inc.	39,900	1,123
Wabash National Corp.	68,160	1,074
Astec Industries Inc.	26,357	987
* CIRCOR International Inc.	20,877	926
* Gates Industrial Corp. plc	72,658	864
Gorman-Rupp Co.	22,719	841
* Manitowoc Co. Inc.	43,273	692
Hyster-Yale Materials Handling Inc.	7,709	457

	NN Inc.	51,795	451
	REV Group Inc.	33,915	441
*	Lydall Inc.	21,138	394
*,^	Energy Recovery Inc.	42,186	367
*	Blue Bird Corp.	17,643	359
	Omega Flex Inc.	3,674	352
	Park-Ohio Holdings Corp.	10,130	320
	Briggs & Stratton Corp.	51,529	276
	Titan International Inc.	62,831	184
			744,470
Marine (0.2%)
*	Kirby Corp.	70,476	5,946
	Matson Inc.	53,135	2,005
	Genco Shipping & Trading Ltd.	20,070	211
*	Eagle Bulk Shipping Inc.	42,842	204
			8,366
Professional Services (4.9%)
*	IHS Markit Ltd.	472,488	34,326
	Verisk Analytics Inc. Class A	192,618	28,407
*	CoStar Group Inc.	45,337	27,785
	Equifax Inc.	149,988	20,944
	TransUnion	233,054	20,115
	Nielsen Holdings plc	440,458	8,611
	Robert Half International Inc.	145,569	8,472
	ManpowerGroup Inc.	74,179	6,872
*	FTI Consulting Inc.	46,480	5,066
*	ASGN Inc.	65,612	4,397
	Exponent Inc.	64,361	4,090
	Insperity Inc.	48,378	3,762
*	TriNet Group Inc.	56,461	3,091
	Korn Ferry	70,551	2,771
	ICF International Inc.	23,239	2,085
*	Huron Consulting Group Inc.	28,513	1,912
*	CBIZ Inc.	64,279	1,727
*	TrueBlue Inc.	50,094	1,168
	Kforce Inc.	26,972	1,066
	Kelly Services Inc. Class A	40,271	882
	Barrett Business Services Inc.	9,370	828
*	Upwork Inc.	68,822	802
	Heidrick & Struggles International Inc.	23,414	726
	Resources Connection Inc.	38,148	590
	Forrester Research Inc.	14,015	560
	CRA International Inc.	9,805	503
*	Willdan Group Inc.	13,655	389
*	Mistras Group Inc.	22,638	300
			192,247
Road & Rail (9.5%)
	Union Pacific Corp.	873,686	153,760
	CSX Corp.	940,371	67,274
	Norfolk Southern Corp.	306,709	59,348
	Kansas City Southern	124,028	18,904
	Old Dominion Freight Line Inc.	79,291	15,191
	JB Hunt Transport Services Inc.	105,809	12,234
*	Genesee & Wyoming Inc. Class A	70,415	7,848
	Knight-Swift Transportation Holdings Inc.	158,451	5,861
	Landstar System Inc.	49,081	5,468

AMERCO	10,932	3,960
Ryder System Inc.	65,922	3,460
* Lyft Inc. Class A	69,302	3,394
* Saia Inc.	31,986	3,035
* Avis Budget Group Inc.	80,356	2,391
Werner Enterprises Inc.	55,855	2,053
* Hertz Global Holdings Inc.	105,676	1,638
Schneider National Inc. Class B	64,571	1,469
Heartland Express Inc.	56,218	1,204
Marten Transport Ltd.	50,757	1,073
ArcBest Corp.	31,936	919
* Covenant Transportation Group Inc. Class A	15,640	210
Universal Logistics Holdings Inc.	10,374	207
* Daseke Inc.	48,314	143
* US Xpress Enterprises Inc. Class A	25,959	125
* YRC Worldwide Inc.	40	—
		371,169
Trading Companies & Distributors (3.2%)
Fastenal Co.	712,068	25,293
WW Grainger Inc.	57,595	18,255
* United Rentals Inc.	95,620	14,635
* HD Supply Holdings Inc.	211,665	8,428
Watsco Inc.	40,417	7,193
Air Lease Corp. Class A	131,552	6,108
* SiteOne Landscape Supply Inc.	48,641	4,317
MSC Industrial Direct Co. Inc. Class A	55,685	4,088
* Univar Solutions Inc.	167,440	3,921
GATX Corp.	42,044	3,398
Applied Industrial Technologies Inc.	47,635	3,041
* WESCO International Inc.	50,048	2,634
* Beacon Roofing Supply Inc.	84,660	2,510
* BMC Stock Holdings Inc.	82,635	2,447
Triton International Ltd.	64,147	2,430
Aircastle Ltd.	69,549	2,225
Kaman Corp.	30,962	1,969
Rush Enterprises Inc. Class A	35,178	1,612
* GMS Inc.	51,274	1,587
* NOW Inc.	135,597	1,520
* MRC Global Inc.	103,809	1,385
H&E Equipment Services Inc.	39,569	1,306
* Herc Holdings Inc.	26,809	1,254
* DXP Enterprises Inc.	20,430	787
* Foundation Building Materials Inc.	26,481	541
* CAI International Inc.	20,436	492
Systemax Inc.	16,181	375
* Titan Machinery Inc.	23,389	315
* Veritiv Corp.	15,478	284
* General Finance Corp.	19,686	213
Rush Enterprises Inc. Class B	4,641	212
^ EVI Industries Inc.	5,003	153
		124,928
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	90,821	3,810

Total Common Stocks (Cost $3,362,965)		3,910,742

	Coupon
Temporary Cash Investment (0.1%)1
2,3 Vanguard Market Liquidity Fund (Cost
$3,014)	1.841%	30,143	3,015
Total Investments (100.0%) (Cost $3,365,979)			3,913,757
Other Assets and Liabilities-Net (0.0%)3			1,367
Net Assets (100%)			3,915,124
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,591,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $3,013,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
Norfolk Southern	2/4/20	GSI	3,821	(1.733%)	66	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized

Industrials Index Fund

dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,910,742	—	—
Temporary Cash Investments	3,015	—	—
Swap Contracts—Assets	—	66	—
Total	3,913,757	66	—